FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents information about the fair value of the company’s derivative financial instruments measured at fair value on a recurring basis:

	December 31, 2014	December 31, 2013	Fair value hierarchy		Balance sheet classification
Liabilities
Currency contracts	$1.9	$–	2	(1)	Accounts payable and accrued liabilities
Commodity contracts	$0.1	$–	2	(2)	Accounts payable and accrued liabilities

Fair value of the company’s derivatives are classified under Level 2 as they are measured as follows:

1
The fair value of forward currency contracts is measured using the discounted difference between contractual rates and market future rates. Interest rates, forward market rates, and volatility are used as inputs for such valuation techniques. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.

2
The fair value of commodity swap contracts is measured using the discounted difference between contractual rates and market future rates. The fair value of natural gas commodity options is measured using techniques derived from the Black-Scholes pricing model. The company incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s non-performance risk in the fair value measurements.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table presents information about the effects of the company’s derivative financial instruments not designated as hedging instruments on the company’s consolidated financial statements at December 31:

	December 31, 2014	December 31, 2013	Classification on statements of earnings (loss)
Currency contracts related to revenue hedges	$(2.2)	$–	Other income, net
Commodity swap contracts related to pulp hedges	0.1	–	Other income, net
Commodity swap contracts related to natural gas hedges	(0.1)	–	Other income, net
	$(2.2)	$–